Fees Summary	Jan. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,475,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,584.70
Total Offset Amount	0.00
Net Fee	1,584.70
Narrative - Max Aggregate Offering Price	$ 11,475,000.00
Final Prospectus	true